Land Use Rights, Net (Details) - Schedule of Land Use Rights, Stated at Cost less Accumulated Amortization - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Land Use Rights Stated At Cost Less Accumulated Amortization [Abstract]
Land use rights - cost	$ 10,010,496	$ 10,204,968
Less:
Accumulated amortization	(336,800)	(121,726)
Land use rights, net	$ 9,673,696	$ 10,083,242